Cover	Sep. 24, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note: This Form 8-K/A is being filed solely to correct typographical errors made in Exhibit 10.1 of the Form 8-K filed on September 25, 2024. Except for replacing the aforementioned Exhibit 10.1, the disclosure included within the Company's Form 8-K filed on September 25, 2024 remains the same, and the Company has not updated or modified the disclosures therein for events that occurred at a later date.
Document Period End Date	Sep. 24, 2024
Entity File Number	333-278997
Entity Registrant Name	Alpha Cognition Inc.
Entity Central Index Key	0001655923
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1200 – 750 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2T8
City Area Code	604
Local Phone Number	564-9244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false